Supplement to the
Fidelity® Balanced K6 Fund
October 30, 2024
Summary Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
BAL-K6-SUSTK-1224-104 1.9897821.104	December 5, 2024